Investment Risks	Apr. 30, 2026
Ave Maria Growth Fund
Prospectus [Line Items]
Risk [Text Block]

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is not intended to be a complete investment program and there is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Ave Maria Growth Fund | General Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

General Market Risks. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to a variety of risks, including rapid fluctuations in price or liquidity driven by company or industry-specific developments, broad market trends, economic and political conditions, investor perceptions, interest rate changes, and other factors beyond the control of the Adviser. Stocks tend to move in cycles which may cause the Fund’s share price to decline in tandem with a drop in the overall markets. Wars or conflicts, political events, or industry developments may cause periods of volatility, reduced liquidity, or other adverse effects in the financial markets. Natural or environmental disasters, including earthquakes, fires, floods, hurricanes and tsunamis, and widespread disease, such as pandemics or epidemics, can be highly disruptive to economies and the markets. Global economies and financial markets have become interconnected, which increases the risk that economic, financial, or political events in one country may have a profound and unexpected impact on other economies or markets, including the U.S. financial markets.

Recent Market Events. The financial markets continue to experience periods of volatility driven by evolving economic conditions, shifting monetary and fiscal policies, and ongoing geopolitical tensions. The continued effects of high inflation have resulted in lower purchasing power and slower global growth, contributing to uncertainty about the pace and timing of the Federal Reserve’s monetary actions. The U.S. government’s newly implemented and expanded tariff regimes have contributed to higher input costs, supply chain disruptions, and pressure for companies that are in export-driven industries or dependent on cross border inputs. The strategic competitive relationship between the U.S. and China continues to influence global trade policy and investor sentiment, while broader geopolitical developments, including military conflicts, political instability in key economies, and renewed concerns about government funding standoffs, present ongoing risks to economic stability. In addition, evolving technological and structural changes, including rapid investments in artificial intelligence and automation, have contributed to short-term market swings and increased uncertainty about corporate earnings, labor market trends, and sector-specific performance. These and other events that may arise in the future could exacerbate pre-existing political, social, and economic risks in ways that cannot be predicted.

Ave Maria Growth Fund | Moral Investing Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Moral Investing Risks. The Adviser invests in equity securities only if they meet both the Fund’s investment and religious criteria; therefore, the Fund’s return may be lower than it would if the Adviser made decisions based solely on investment considerations. If the Fund holds a security of a company that has violated the teachings and core values of the Roman Catholic Church, it could result in the Fund selling the security at an inopportune time from a purely financial point of view. The process of screening out companies based on religious principles relies in part upon information or data from third parties that may be inaccurate or unavailable, which could cause the Fund to inadvertently hold securities that do not meet its religious criteria.

Ave Maria Growth Fund | Foreign Exposure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Exposure Risks. Investments in foreign securities involve risks that may differ from those associated with U.S. securities, including the risk that foreign economies may be less stable or more susceptible to adverse conditions than the U.S. economy. Foreign securities may not be subject to the same audit, financial reporting, or disclosure standards and practices that apply in the U.S., which can limit the availability or reliability of information used to evaluate these investments. Foreign securities may also be adversely affected by unfavorable changes in investment or exchange control regulations, tariffs, expropriation or confiscatory taxation, delays in settlement transactions, limitations on the removal of money or other assets, political or social instability, war or armed conflicts, and the nationalization of companies or industries. Additional risks may arise from the imposition of capital or currency controls, changes to international trade agreements, or political or economic dysfunction within some nations that are global economic powers or major energy producers. Unsponsored depositary receipts carry additional risks beyond direct foreign investments since they may provide less timely issuer information, may not pass through voting rights and may require investors to bear certain transaction fees.

Ave Maria Growth Fund | Preferred Stock Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risks. Preferred stock is subject to the risks of equity securities as well as risks associated with fixed income securities, such as interest rate risk. Because a company will generally pay dividends on preferred stock only after it has made its required payments to creditors, the value of a company’s preferred stock may react strongly to actual or perceived changes in the company’s financial condition or outlook. Preferred stock may be less liquid than common stock and generally has limited or no voting rights. In addition, preferred stock is subject to the risk that a company may defer or not pay dividends, may call or redeem its preferred stock, or convert it to common stock.

Ave Maria Growth Fund | Convertible Security Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible Security Risks. A convertible security is a bond or preferred stock that can be exchanged or converted into a specific number of shares of the issuer’s common stock. When the price of the underlying stock falls, the price of a convertible security tends to decline. Because a company must generally pay interest on its nonconvertible secured debt before it can pay interest on its convertible securities, the credit rating of a company’s convertible securities is generally lower than on its secured nonconvertible debt securities. A convertible security may be “callable,” which means the issuer can redeem the security prior to its maturity.

Ave Maria Growth Fund | Sector Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risks. If the Fund holds significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the Fund’s net assets than would be the case if the Fund did not have significant investments in that sector. For instance, economic or market factors, regulation or deregulation, or technological or other developments may negatively impact all companies in a particular sector. This may increase the risk of loss in the Fund. As of December 31, 2025, the Fund had 54.6% of its net assets invested in stocks within the technology sector, including 26.4% in the semiconductor industry. The values of securities of companies in the technology sector may be adversely affected by competitive pressures, short product cycles, aggressive pricing and rapid obsolescence of existing products and technologies, as well as the risks associated with artificial intelligence, such as high capital expenditures, rapid innovation cycles, heightened regulatory scrutiny, operational risks and vulnerabilities from reliance on complex automated systems.

Ave Maria Growth Fund | Holdings Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Holdings Risks. If the Fund emphasizes investments in a particular issuer or issuers or holds a smaller number of portfolio securities than other diversified mutual funds, the Fund’s portfolio will be more susceptible to the depreciation of any one security than a fund that invests in a larger number of stocks.

Ave Maria Growth Fund | Security Selection And Investment Style Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Security Selection and Investment Style Risks. Like any mutual fund, the Adviser’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, growth securities may be more sensitive to changes in current or expected earnings than other securities. Growth securities may also be more volatile because growth companies usually invest a high portion of earnings in their business and may lack the dividend income of value companies that can offset losses in a falling market. A company may never achieve the earnings growth the Adviser anticipates and the Fund’s growth style may go out of favor with investors.

Ave Maria Growth Fund | Market Capitalization Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Capitalization Risks. The Fund may emphasize investment in a particular market capitalization, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers within that market capitalization. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies. Small and mid-capitalization companies may lack the management experience, financial resources, product diversification, and other competitive strengths usually present in larger companies. Micro-cap companies may have limited product lines, markets, and access to financing, and may lack the management depth of larger companies. In many instances, the securities of micro, small and mid-capitalization companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.

Ave Maria Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Ave Maria Growth Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Ave Maria Rising Dividend Fund
Prospectus [Line Items]
Risk [Text Block]

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is not intended to be a complete investment program and there is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Ave Maria Rising Dividend Fund | General Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

General Market Risks. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to a variety of risks, including rapid fluctuations in price or liquidity driven by company or industry-specific developments, broad market trends, economic and political conditions, investor perceptions, interest rate changes, and other factors beyond the control of the Adviser. Stocks tend to move in cycles which may cause the Fund’s share price to decline in tandem with a drop in the overall markets. Wars or conflicts, political events, or industry developments may cause periods of volatility, reduced liquidity or other adverse effects, while natural or environmental disasters, including earthquakes, fires, floods, hurricanes and tsunamis, and widespread disease, such as pandemics or epidemics, can be highly disruptive to economies and the markets. Global economies and financial markets have become interconnected, which increases the risk that economic, financial, or political events in one country may have a profound and unexpected impact on other economies or markets, including the U.S. financial markets.

Recent Market Events. The financial markets continue to experience periods of volatility driven by evolving economic conditions, shifting monetary and fiscal policies, and ongoing geopolitical tensions. The continued effects of high inflation have resulted in lower purchasing power and slower global growth, contributing to uncertainty about the pace and timing of the Federal Reserve’s monetary actions. The U.S. government’s newly implemented and expanded tariff regimes have contributed to higher input costs, supply chain disruptions, and pressure for companies that are in export-driven industries or dependent on cross border inputs. The strategic competitive relationship between the U.S. and China continues to influence global trade policy and investor sentiment, while broader geopolitical developments, including military conflicts, political instability in key economies, and renewed concerns about government funding standoffs, present ongoing risks to economic stability. In addition, evolving technological and structural changes, including rapid investments in artificial intelligence and automation, have contributed to short-term market swings and increased uncertainty about corporate earnings, labor market trends, and sector-specific performance. These and other events that may arise in the future could exacerbate pre-existing political, social, and economic risks in ways that cannot be predicted.

Ave Maria Rising Dividend Fund | Moral Investing Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Moral Investing Risks. The Adviser invests in equity securities only if they meet both the Fund’s investment and religious criteria; therefore, the Fund’s return may be lower than it would if the Adviser made decisions based solely on investment considerations. If the Fund holds a security of a company that has violated the teachings and core values of the Roman Catholic Church, it could result in the Fund selling the security at an inopportune time from a purely financial point of view. The process of screening out companies based on religious principles relies in part upon information or data from third parties that may be inaccurate or unavailable, which could cause the Fund to inadvertently hold securities that do not meet its religious criteria.

Ave Maria Rising Dividend Fund | Foreign Exposure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Exposure Risks. Investments in foreign securities involve risks that may differ from those associated with U.S. securities, including the risk that foreign economies may be less stable or more susceptible to adverse conditions than the U.S. economy. Foreign securities may not be subject to the same audit, financial reporting, or disclosure standards and practices that apply in the U.S., which can limit the availability or reliability of information used to evaluate these investments. Foreign securities may also be adversely affected by unfavorable changes in investment or exchange control regulations, tariffs, expropriation or confiscatory taxation, delays in settlement transactions, limitations on the removal of money or other assets, political or social instability, war or armed conflicts, and the nationalization of companies or industries. Additional risks may arise from the imposition of capital or currency controls, changes to international trade agreements, or political or economic dysfunction within some nations that are global economic powers or major energy producers. Unsponsored depositary receipts carry additional risks beyond direct foreign investments since they may provide less timely issuer information, may not pass through voting rights and may require investors to bear certain transaction fees.

Ave Maria Rising Dividend Fund | Preferred Stock Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risks. Preferred stock is subject to the risks of equity securities as well as risks associated with fixed income securities, such as interest rate risk. Because a company will generally pay dividends on preferred stock only after it has made its required payments to creditors, the value of a company’s preferred stock may react strongly to actual or perceived changes in the company’s financial condition or outlook. Preferred stock may be less liquid than common stock and generally has limited or no voting rights. In addition, preferred stock is subject to the risk that a company may defer or not pay dividends, may call or redeem its preferred stock, or convert it to common stock.

Ave Maria Rising Dividend Fund | Convertible Security Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible Security Risks. A convertible security is a bond or preferred stock that can be exchanged or converted into a specific number of shares of the issuer’s common stock. When the price of the underlying stock falls, the price of a convertible security tends to decline. Because a company must generally pay interest on its nonconvertible secured debt before it can pay interest on its convertible securities, the credit rating of a company’s convertible securities is generally lower than on its secured nonconvertible debt securities. A convertible security may be “callable,” which means the issuer can redeem the security prior to its maturity.

Ave Maria Rising Dividend Fund | Sector Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risks. If the Fund holds significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the Fund’s net assets than would be the case if the Fund did not have significant investments in that sector. For instance, economic or market factors, regulation or deregulation, or technological or other developments, may negatively impact all companies in a particular sector. This may increase the risk of loss in the Fund and its share price volatility. As of December 31, 2025, the Fund had 25.9% of its net assets invested in stocks within the technology sector. The values of securities of companies in the technology sector may be adversely affected by competitive pressures, short product cycles, aggressive pricing and rapid obsolescence of existing products and technologies, as well as the risks associated with artificial intelligence, such as high capital expenditures, rapid innovation cycles, heightened regulatory scrutiny, operational risks and vulnerabilities from reliance on complex automated systems.

Ave Maria Rising Dividend Fund | Holdings Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Holdings Risks. If the Fund emphasizes investments in a particular issuer or issuers or holds a smaller number of portfolio securities than other diversified mutual funds, the Fund’s portfolio will be more susceptible to the depreciation of any one security than a fund that invests in a larger number of stocks.

Ave Maria Rising Dividend Fund | Security Selection And Investment Style Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Security Selection and Investment Style Risks. Like any mutual fund, the Adviser’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. There is no guarantee that the securities selected for the Fund will provide increasing dividend income or earnings growth. Changes in the dividend policies or capital resources of companies in which the Fund invests may affect the Fund’s ability to generate income. The investment style utilized for the Fund could fall out of favor with investors, which may cause the Fund to underperform relative to other mutual funds that do not emphasize dividend paying stocks.

Ave Maria Rising Dividend Fund | Market Capitalization Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Capitalization Risks. The Fund may emphasize investment in a particular market capitalization, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers within that market capitalization. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies. Small and mid-capitalization companies may lack the management experience, financial resources, product diversification, and other competitive strengths usually present in larger companies. Micro-cap companies may have limited product lines, markets, and access to financing, and may lack the management depth of larger companies. In many instances, the securities of micro, small and mid-capitalization companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.

Ave Maria Rising Dividend Fund | Special Situation Company Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Special Situation Company Risks. Investing in special situation companies carries an additional risk of loss if the expected development does not occur or produce the intended results. The availability of special situation companies that present attractive investment opportunities may be sporadic, or rare in certain instances, which may detract from the Fund’s ability to pursue its investment objectives.

Ave Maria Rising Dividend Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Ave Maria Rising Dividend Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Ave Maria Undiscovered Fund
Prospectus [Line Items]
Risk [Text Block]

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is not intended to be a complete investment program and there is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Ave Maria Undiscovered Fund | General Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

General Market Risks. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to a variety of risks, including rapid fluctuations in price or liquidity driven by company or industry-specific developments, broad market trends, economic and political conditions, investor perceptions, interest rate changes, and other factors beyond the control of the Adviser. Stocks tend to move in cycles which may cause the Fund’s share price to decline in tandem with a drop in the overall markets. Wars or conflicts, political events, or industry developments may cause periods of volatility, reduced liquidity, or other adverse effects in the financial markets. Natural or environmental disasters, including earthquakes, fires, floods, hurricanes and tsunamis, and widespread disease, such as pandemics or epidemics, can be highly disruptive to economies and the markets. Global economies and financial markets have become interconnected, which increases the risk that economic, financial, or political events in one country may have a profound and unexpected impact on other economies or markets, including the U.S. financial markets.

Recent Market Events. The financial markets continue to experience periods of volatility driven by evolving economic conditions, shifting monetary and fiscal policies, and ongoing geopolitical tensions. The continued effects of high inflation have resulted in lower purchasing power and slower global growth, contributing to uncertainty about the pace and timing of the Federal Reserve’s monetary actions. The U.S. government’s newly implemented and expanded tariff regimes have contributed to higher input costs, supply chain disruptions, and pressure for companies that are in export-driven industries or dependent on cross border inputs. The strategic competitive relationship between the U.S. and China continues to influence global trade policy and investor sentiment, while broader geopolitical developments, including military conflicts, political instability in key economies, and renewed concerns about government funding standoffs, present ongoing risks to economic stability. In addition, evolving technological and structural changes, including rapid investments in artificial intelligence and automation, have contributed to short-term market swings and increased uncertainty about corporate earnings, labor market trends, and sector-specific performance. These and other events that may arise in the future could exacerbate pre-existing political, social, and economic risks in ways that cannot be predicted.

Ave Maria Undiscovered Fund | Moral Investing Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Moral Investing Risks. The Adviser invests in equity securities only if they meet both the Fund’s investment and religious criteria; therefore, the Fund’s return may be lower than it would if the Adviser made decisions based solely on investment considerations. If the Fund holds a security of a company that has violated the teachings and core values of the Roman Catholic Church, it could result in the Fund selling the security at an inopportune time from a purely financial point of view. The process of screening out companies based on religious principles relies in part upon information or data from third parties that may be inaccurate or unavailable, which could cause the Fund to inadvertently hold securities that do not meet its religious criteria.

Ave Maria Undiscovered Fund | Preferred Stock Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risks. Preferred stock is subject to the risks of equity securities as well as risks associated with fixed income securities, such as interest rate risk. Because a company will generally pay dividends on preferred stock only after it has made its required payments to creditors, the value of a company’s preferred stock may react strongly to actual or perceived changes in the company’s financial condition or outlook. Preferred stock may be less liquid than common stock and generally has limited or no voting rights. In addition, preferred stock is subject to the risk that a company may defer or not pay dividends, may call or redeem its preferred stock, or convert it to common stock.

Ave Maria Undiscovered Fund | Convertible Security Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible Security Risks. A convertible security is a bond or preferred stock that can be exchanged or converted into a specific number of shares of the issuer’s common stock. When the price of the underlying stock falls, the price of a convertible security tends to decline. Because a company must generally pay interest on its nonconvertible secured debt before it can pay interest on its convertible securities, the credit rating of a company’s convertible securities is generally lower than on its secured nonconvertible debt securities. A convertible security may be “callable,” which means the issuer can redeem the security prior to its maturity.

Ave Maria Undiscovered Fund | Sector Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risks. If the Fund holds significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the Fund’s net assets than would be the case if the Fund did not have significant investments in that sector. For instance, economic or market factors, regulation or deregulation, or technological or other developments may negatively impact all companies in a particular sector. This may increase the risk of loss and volatility in the Fund.

Ave Maria Undiscovered Fund | Security Selection And Investment Style Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Security Selection and Investment Style Risks. Like any mutual fund, the Adviser’s method of security selection may not be successful, and the Fund may underperform the stock market as a whole. If the Adviser’s opinion about the intrinsic value of a company is incorrect or if the intrinsic value of a company is not recognized by the market, a stock may not achieve the price appreciation anticipated by the Adviser. The Fund’s style of investing in stocks with undiscovered value may cause it to underperform relative to funds that use a pure growth approach to investing or funds that have a broader investment style.

Ave Maria Undiscovered Fund | Small And Midcap Capitalization Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Small and Mid-Cap Capitalization Risks. The Fund will emphasize investments in small and mid-cap stocks, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers within those market capitalizations. Small and mid-capitalization companies may lack the management experience, financial resources, product diversification and other competitive strengths usually present in larger companies. In many instances, the securities of small and mid-capitalization companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies, making them subject to greater price fluctuations than the stocks of larger cap companies.

Ave Maria Undiscovered Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Ave Maria Undiscovered Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Ave Maria Value Fund
Prospectus [Line Items]
Risk [Text Block]

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is not intended to be a complete investment program and there is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Ave Maria Value Fund | General Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

General Market Risks. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to a variety of risks, including rapid fluctuations in price or liquidity driven by company or industry-specific developments, broad market trends, economic and political conditions, investor perceptions, interest rate changes, and other factors beyond the control of the Adviser. Stocks tend to move in cycles which may cause the Fund’s share price to decline in tandem with a drop in the overall markets. Wars or conflicts, political events, or industry developments may cause periods of volatility, reduced liquidity, or other adverse effects in the financial markets. Natural or environmental disasters, including earthquakes, fires, floods, hurricanes and tsunamis, and widespread disease, such as pandemics or epidemics, can be highly disruptive to economies and the markets. Global economies and financial markets have become interconnected, which increases the risk that economic, financial, or political events in one country may have a profound and unexpected impact on other economies or markets, including the U.S. financial markets.

Recent Market Events. The financial markets continue to experience periods of volatility driven by evolving economic conditions, shifting monetary and fiscal policies, and ongoing geopolitical tensions. The continued effects of high inflation have resulted in lower purchasing power and slower global growth, contributing to uncertainty about the pace and timing of the Federal Reserve’s monetary actions. The U.S. government’s newly implemented and expanded tariff regimes have contributed to higher input costs, supply chain disruptions, and pressure for companies that are in export-driven industries or dependent on cross border inputs. The strategic competitive relationship between the U.S. and China continues to influence global trade policy and investor sentiment, while broader geopolitical developments, including military conflicts, political instability in key economies, and renewed concerns about government funding standoffs, present ongoing risks to economic stability. In addition, evolving technological and structural changes, including rapid investments in artificial intelligence and automation, have contributed to short-term market swings and increased uncertainty about corporate earnings, labor market trends, and sector-specific performance. These and other events that may arise in the future could exacerbate pre-existing political, social and economic risks in ways that cannot be predicted.

Ave Maria Value Fund | Moral Investing Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Moral Investing Risks. The Adviser invests in equity securities only if they meet both the Fund’s investment and religious criteria; therefore, the Fund’s return may be lower than it would if the Adviser made decisions based solely on investment considerations. If the Fund holds a security of a company that has violated the teachings and core values of the Roman Catholic Church, it could result in the Fund selling the security at an inopportune time from a purely financial point of view. The process of screening out companies based on religious principles relies in part upon information or data from third parties that may be inaccurate or unavailable, which could cause the Fund to inadvertently hold securities that do not meet its religious criteria.

Ave Maria Value Fund | Foreign Exposure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Exposure Risks. Investments in foreign securities involve risks that may differ from those associated with U.S. securities, including the risk that foreign economies may be less stable or more susceptible to adverse conditions than the U.S. economy. Foreign securities may not be subject to the same audit, financial reporting, or disclosure standards and practices that apply in the U.S., which can limit the availability or reliability of information used to evaluate these investments. Foreign securities may also be adversely affected by unfavorable changes in investment or exchange control regulations, tariffs, expropriation or confiscatory taxation, delays in settlement transactions, limitations on the removal of money or other assets, political or social instability, war or armed conflicts, and the nationalization of companies or industries. Additional risks may arise from the imposition of capital or currency controls, changes to international trade agreements, or political or economic dysfunction within some nations that are global economic powers or major energy producers. Unsponsored depositary receipts carry additional risks beyond direct foreign investments since they may provide less timely issuer information, may not pass through voting rights and may require investors to bear certain transaction fees.

Ave Maria Value Fund | Preferred Stock Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risks. Preferred stock is subject to the risks of equity securities as well as risks associated with fixed income securities, such as interest rate risk. Because a company will generally pay dividends on preferred stock only after it has made its required payments to creditors, the value of a company’s preferred stock may react strongly to actual or perceived changes in the company’s financial condition or outlook. Preferred stock may be less liquid than common stock and generally has limited or no voting rights. In addition, preferred stock is subject to the risk that a company may defer or not pay dividends, may call or redeem its preferred stock, or convert it to common stock.

Ave Maria Value Fund | Convertible Security Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible Security Risks. A convertible security is a bond or preferred stock that can be exchanged or converted into a specific number of shares of the issuer’s common stock. When the price of the underlying stock falls, the price of a convertible security tends to decline. Because a company must generally pay interest on its nonconvertible secured debt before it can pay interest on its convertible securities, the credit rating of a company’s convertible securities is generally lower than on its secured nonconvertible debt securities. A convertible security may be “callable,” which means the issuer can redeem the security prior to its maturity.

Ave Maria Value Fund | Sector Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risks. If the Fund holds significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the Fund’s net assets than would be the case if the Fund did not have significant investments in that sector. For instance, economic or market factors, regulation or deregulation, or technological or other developments may negatively impact all companies in a particular sector. This may increase the risk of loss in the Fund.

Ave Maria Value Fund | Holdings Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Holdings Risks. If the Fund emphasizes investments in a particular issuer or issuers or holds a smaller number of portfolio securities than other diversified mutual funds, the Fund’s portfolio will be more susceptible to the depreciation of any one security than a fund that invests in a larger number of stocks.

Ave Maria Value Fund | Security Selection And Investment Style Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Security Selection and Investment Style Risks. Like any mutual fund, the Adviser’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. If the Adviser’s opinion about the intrinsic value of a company is incorrect or if the intrinsic value of a company is not recognized by the market, a stock may not achieve the price appreciation anticipated by the Adviser. The Fund’s value style could cause it to underperform relative to funds that use a growth or non-value approach to investing or funds that have a broader investment style.

Ave Maria Value Fund | Market Capitalization Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Capitalization Risks. The Fund may emphasize investment in a particular market capitalization, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers within that market capitalization. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies. Small and mid-capitalization companies may lack the management experience, financial resources, product diversification, and other competitive strengths usually present in larger companies. Micro-cap companies may have limited product lines, markets, and access to financing, and may lack the management depth of larger companies. In many instances, the securities of micro, small and mid-capitalization companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.

Ave Maria Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Ave Maria Value Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Ave Maria World Equity Fund
Prospectus [Line Items]
Risk [Text Block]

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is not intended to be a complete investment program and there is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Ave Maria World Equity Fund | General Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

General Market Risks. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to a variety of risks, including rapid fluctuations in price or liquidity driven by company or industry-specific developments, broad market trends, economic and political conditions, investor perceptions, interest rate changes, and other factors beyond the control of the Adviser. Stocks tend to move in cycles which may cause the Fund’s share price to decline in tandem with a drop in the overall markets. Wars or conflicts, political events, or industry developments may cause periods of volatility, reduced liquidity, or other adverse effects in the financial markets. Natural or environmental disasters, including earthquakes, fires, floods, hurricanes and tsunamis, and widespread disease, such as pandemics or epidemics, can be highly disruptive to economies and the markets. Global economies and financial markets have become interconnected, which increases the risk that economic, financial, or political events in one country may have a profound and unexpected impact on other economies or markets, including the U.S. financial markets.

Recent Market Events. The financial markets continue to experience periods of volatility driven by evolving economic conditions, shifting monetary and fiscal policies, and ongoing geopolitical tensions. The continued effects of high inflation have resulted in lower purchasing power and slower global growth, contributing to uncertainty about the pace and timing of the Federal Reserve’s monetary actions. The U.S. government’s newly implemented and expanded tariff regimes have contributed to higher input costs, supply chain disruptions, and pressure for companies that are in export-driven industries or dependent on cross border inputs. The strategic competitive relationship between the U.S. and China continues to influence global trade policy and investor sentiment, while broader geopolitical developments, including military conflicts, political instability in key economies, and renewed concerns about government funding standoffs, present ongoing risks to economic stability. In addition, evolving technological and structural changes, including rapid investments in artificial intelligence and automation, have contributed to short-term market swings and increased uncertainty about corporate earnings, labor market trends, and sector-specific performance. These and other events that may arise in the future could exacerbate pre-existing political, social, and economic risks in ways that cannot be predicted.

Ave Maria World Equity Fund | Moral Investing Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Moral Investing Risks. The Adviser invests in equity securities only if they meet both the Fund’s investment and religious criteria; therefore, the Fund’s return may be lower than it would if the Adviser made decisions based solely on investment considerations. If the Fund holds a security of a company that has violated the teachings and core values of the Roman Catholic Church, it could result in the Fund selling the security at an inopportune time from a purely financial point of view. The process of screening out companies based on religious principles relies in part upon information or data from third parties that may be inaccurate or unavailable, which could cause the Fund to inadvertently hold securities that do not meet its religious criteria.

Ave Maria World Equity Fund | Foreign Exposure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Exposure Risks. Investments in foreign securities involve risks that may differ from those associated with U.S. securities, including the risk that foreign economies may be less stable or more susceptible to adverse conditions than the U.S. economy. Foreign securities may not be subject to the same audit, financial reporting, or disclosure standards and practices that apply in the U.S., which can limit the availability or reliability of information used to evaluate these investments. Foreign securities may also be adversely affected by unfavorable changes in investment or exchange control regulations, tariffs, expropriation or confiscatory taxation, delays in settlement transactions, limitations on the removal of money or other assets, political or social instability, war or armed conflicts, and the nationalization of companies or industries. Additional risks may arise from the imposition of capital or currency controls, changes to international trade agreements, or political or economic dysfunction within some nations that are global economic powers or major energy producers.

Depositary receipts are subject to some of the same risks as direct investment in foreign companies and certain additional risks. In a sponsored depositary arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored depositary arrangement, the foreign issuer assumes no obligation and the depositary’s transaction fees are paid directly by the depositary holders. Because unsponsored depositary arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored depositaries and voting rights for the deposited securities are not passed through to the holders.

Ave Maria World Equity Fund | Preferred Stock Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risks. Preferred stock is subject to the risks of equity securities as well as risks associated with fixed income securities, such as interest rate risk. Because a company will generally pay dividends on preferred stock only after it has made its required payments to creditors, the value of a company’s preferred stock may react strongly to actual or perceived changes in the company’s financial condition or outlook. Preferred stock may be less liquid than common stock and generally has limited or no voting rights. In addition, preferred stock is subject to the risk that a company may defer or not pay dividends, may call or redeem its preferred stock, or convert it to common stock.

Ave Maria World Equity Fund | Convertible Security Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible Security Risks. A convertible security is a bond or preferred stock that can be exchanged or converted into a specific number of shares of the issuer’s common stock. When the price of the underlying stock falls, the price of a convertible security tends to decline. Because a company must generally pay interest on its nonconvertible secured debt before it can pay interest on its convertible securities, the credit rating of a company’s convertible securities is generally lower than on its secured nonconvertible debt securities. A convertible security may be “callable,” which means the issuer can redeem the security prior to its maturity.

Ave Maria World Equity Fund | Sector Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risks. If the Fund holds significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the Fund’s net assets than would be the case if the Fund did not have significant investments in that sector. For instance, economic or market factors, regulation or deregulation, or technological or other developments may negatively impact all companies in a particular sector. This may increase the risk of loss in the Fund and its share price volatility. As of December 31, 2025, the Fund had 28.1% of its net assets invested in stocks within the technology sector. The values of securities of companies in the technology sector may be adversely affected by competitive pressures, short product cycles, aggressive pricing and rapid obsolescence of existing products and technologies, as well as the risks associated with artificial intelligence, such as high capital expenditures, rapid innovation cycles, heightened regulatory scrutiny, operational risks and vulnerabilities from reliance on complex automated systems.

Ave Maria World Equity Fund | Holdings Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Holdings Risks. If the Fund emphasizes investments in a particular issuer or issuers or holds a smaller number of portfolio securities than other diversified mutual funds, the Fund’s portfolio will be more susceptible to the depreciation of any one security than a fund that invests in a larger number of stocks.

Ave Maria World Equity Fund | Security Selection And Investment Style Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Security Selection and Investment Style Risks. Like any mutual fund, the Adviser’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. If the Adviser’s opinion about the intrinsic value of a company is incorrect or if the intrinsic value of a company is not recognized by the market, a stock may not achieve the price appreciation anticipated by the Adviser. The Fund’s value style could cause it to underperform relative to funds that use a growth or non-value approach to investing or funds that have a broader investment style. The Fund’s emphasis on common stocks issued by non-U.S. companies may cause it to underperform relative to funds that invest primarily in domestic securities.

Ave Maria World Equity Fund | Market Capitalization Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Capitalization Risks. The Fund may emphasize investment in a particular market capitalization, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers within that market capitalization. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies. Small and mid-capitalization companies may lack the management experience, financial resources, product diversification, and other competitive strengths usually present in larger companies. Micro-cap companies may have limited product lines, markets, and access to financing, and may lack the management depth of larger companies. In many instances, the securities of micro, small and mid-capitalization companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.

Ave Maria World Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Ave Maria World Equity Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Ave Maria Growth Focused Fund
Prospectus [Line Items]
Risk [Text Block]

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is not intended to be a complete investment program and there is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Ave Maria Growth Focused Fund | General Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

General Market Risks. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to a variety of risks, including rapid fluctuations in price or liquidity driven by company or industry-specific developments, broad market trends, economic and political conditions, investor perceptions, interest rate changes, and other factors beyond the control of the Adviser. Stocks tend to move in cycles which may cause the Fund’s share price to decline in tandem with a drop in the overall markets. Wars or conflicts, political events, or industry developments may cause periods of volatility, reduced liquidity, or other adverse effects in the financial markets. Natural or environmental disasters, including earthquakes, fires, floods, hurricanes and tsunamis, and widespread disease, such as pandemics or epidemics, can be highly disruptive to economies and the markets. Global economies and financial markets have become interconnected, which increases the risk that economic, financial, or political events in one country may have a profound and unexpected impact on other economies or markets, including the U.S. financial markets.

Recent Market Events. The financial markets continue to experience periods of volatility driven by evolving economic conditions, shifting monetary and fiscal policies, and ongoing geopolitical tensions. The continued effects of high inflation have resulted in lower purchasing power and slower global growth, contributing to uncertainty about the pace and timing of the Federal Reserve’s monetary actions. The U.S. government’s newly implemented and expanded tariff regimes have contributed to higher input costs, supply chain disruptions, and pressure for companies that are in export-driven industries or dependent on cross border inputs. The strategic competitive relationship between the U.S. and China continues to influence global trade policy and investor sentiment, while broader geopolitical developments, including military conflicts, political instability in key economies, and renewed concerns about government funding standoffs, present ongoing risks to economic stability. In addition, evolving technological and structural changes, including rapid investments in artificial intelligence and automation, have contributed to short-term market swings and increased uncertainty about corporate earnings, labor market trends, and sector-specific performance. These and other events that may arise in the future could exacerbate pre-existing political, social, and economic risks in ways that cannot be predicted.

Ave Maria Growth Focused Fund | Moral Investing Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Moral Investing Risks. The Adviser invests in equity securities only if they meet both the Fund’s investment and religious criteria; therefore, the Fund’s return may be lower than it would if the Adviser made decisions based solely on investment considerations. If the Fund holds a security of a company that has violated the teachings and core values of the Roman Catholic Church, it could result in the Fund selling the security at an inopportune time from a purely financial point of view. The process of screening out companies based on religious principles relies in part upon information or data from third parties that may be inaccurate or unavailable, which could cause the Fund to inadvertently hold securities that do not meet its religious criteria.

Ave Maria Growth Focused Fund | Foreign Exposure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Exposure Risks. Investments in foreign securities involve risks that may differ from those associated with U.S. securities, including the risk that foreign economies may be less stable or more susceptible to adverse conditions than the U.S. economy. Foreign securities may not be subject to the same audit, financial reporting, or disclosure standards and practices that apply in the U.S., which can limit the availability or reliability of information used to evaluate these investments. Foreign securities may also be adversely affected by unfavorable changes in investment or exchange control regulations, tariffs, expropriation or confiscatory taxation, delays in settlement transactions, limitations on the removal of money or other assets, political or social instability, war or armed conflicts, and the nationalization of companies or industries. Additional risks may arise from the imposition of capital or currency controls, changes to international trade agreements, or political or economic dysfunction within some nations that are global economic powers or major energy producers. Unsponsored depositary receipts carry additional risks beyond direct foreign investments since they may provide less timely issuer information, may not pass through voting rights and may require investors to bear certain transaction fees.

Ave Maria Growth Focused Fund | Preferred Stock Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risks. Preferred stock is subject to the risks of equity securities as well as risks associated with fixed income securities, such as interest rate risk. Because a company will generally pay dividends on preferred stock only after it has made its required payments to creditors, the value of a company’s preferred stock may react strongly to actual or perceived changes in the company’s financial condition or outlook. Preferred stock may be less liquid than common stock and generally has limited or no voting rights. In addition, preferred stock is subject to the risk that a company may defer or not pay dividends, may call or redeem its preferred stock, or convert it to common stock.

Ave Maria Growth Focused Fund | Convertible Security Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible Security Risks. A convertible security is a bond or preferred stock that can be exchanged or converted into a specific number of shares of the issuer’s common stock. When the price of the underlying stock falls, the price of a convertible security tends to decline. Because a company must generally pay interest on its nonconvertible secured debt before it can pay interest on its convertible securities, the credit rating of a company’s convertible securities is generally lower than on its secured nonconvertible debt securities. A convertible security may be “callable,” which means the issuer can redeem the security prior to its maturity.

Ave Maria Growth Focused Fund | Sector Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risks. If the Fund holds significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the Fund’s net assets than would be the case if the Fund did not have significant investments in that sector. For instance, economic or market factors, regulation or deregulation, or technological or other developments may negatively impact all companies in a particular sector. This may increase the risk of loss in the Fund and its share price volatility. As of December 31, 2025, the Fund had 28.2% and 27.0% of its net assets invested in stocks within the financials sector and the industrials sector, respectively. The values of securities of companies in the financials sector may be adversely affected by economic conditions, regulatory and interest rate changes, and credit and liquidity exposures. The values of securities of companies in the industrials sector may be adversely affected by changes in supply and demand, labor agreements, government regulation and economic conditions.

Ave Maria Growth Focused Fund | Security Selection And Investment Style Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Security Selection and Investment Style Risks. Like any mutual fund, the Adviser’s method of security selection may not be successful, and the Fund may underperform the stock market as a whole. There is no guarantee that the securities selected by the Fund will redeploy excess capital at high rates of return or achieve the price appreciation anticipated by the Adviser. The Fund’s investments may be more volatile than other types of investments because their market prices may reflect future expectations. If the Adviser’s opinion about the value of a company is not recognized by the market, a stock might not achieve the price appreciation anticipated by the Adviser. The Fund’s style of investing may go out of favor with investors.

Ave Maria Growth Focused Fund | Market Capitalization Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Capitalization Risks. The Fund may emphasize investment in a particular market capitalization, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers within that market capitalization. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies. Small and mid-capitalization companies may lack the management experience, financial resources, product diversification, and other competitive strengths usually present in larger companies. Micro-cap companies may have limited product lines, markets, and access to financing, and may lack the management depth of larger companies. In many instances, the securities of micro, small, and mid-capitalization companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.

Ave Maria Growth Focused Fund | Special Situation Company Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Special Situation Company Risks. Investing in special situation companies carries an additional risk of loss if the expected development does not occur or produce the intended results. The availability of special situation companies that present attractive investment opportunities may be sporadic, or rare in certain instances, which may detract from the Fund’s ability to pursue its investment objectives.

Ave Maria Growth Focused Fund | Nondiversification Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risks. The Fund is classified as non-diversified and may therefore invest a greater percentage of its assets in the securities of a limited number of issuers than a fund that is diversified. At times, the Fund may overweight a position in a particular issuer or emphasize investment in a limited number of issuers, industries, or sectors, which may cause its share price to be more susceptible to any economic, business, political or regulatory occurrence affecting an issuer than a fund that is more widely diversified. The issuers that the Fund may emphasize will vary from time to time.

Ave Maria Growth Focused Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Ave Maria Growth Focused Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Ave Maria Growth Focused Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as non-diversified and may therefore invest a greater percentage of its assets in the securities of a limited number of issuers than a fund that is diversified. At times, the Fund may overweight a position in a particular issuer or emphasize investment in a limited number of issuers, industries, or sectors, which may cause its share price to be more susceptible to any economic, business, political or regulatory occurrence affecting an issuer than a fund that is more widely diversified. The issuers that the Fund may emphasize will vary from time to time.
Ave Maria Value Focused Fund
Prospectus [Line Items]
Risk [Text Block]

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is not intended to be a complete investment program and there is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Ave Maria Value Focused Fund | General Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

General Market Risks. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to a variety of market risks, including rapid fluctuations in price or liquidity driven by company or industry-specific developments, broad market trends, economic and political conditions, investor perceptions, interest rate changes, and other factors beyond the control of the Adviser. Stocks tend to move in cycles which may cause the Fund’s share price to decline in tandem with a drop in the overall markets. Wars or conflicts, political events, or industry developments may cause periods of volatility, reduced liquidity, or other adverse effects in the financial markets. Natural or environmental disasters, including earthquakes, fires, floods, hurricanes and tsunamis, and widespread disease, such as pandemics or epidemics, can be highly disruptive to economies and the markets. Global economies and financial markets have become interconnected, which increases the risk that economic, financial, or political events in one country may have a profound and unexpected impact on other economies or markets, including the U.S. financial markets.

Recent Market Events. The financial markets continue to experience periods of volatility driven by evolving economic conditions, shifting monetary and fiscal policies, and ongoing geopolitical tensions. The continued effects of high inflation have resulted in lower purchasing power and slower global growth, contributing to uncertainty about the pace and timing of the Federal Reserve’s monetary actions. The U.S. government’s newly implemented and expanded tariff regimes have contributed to higher input costs, supply chain disruptions, and pressure for companies that are in export-driven industries or dependent on cross border inputs. The strategic competitive relationship between the U.S. and China continues to influence global trade policy and investor sentiment, while broader geopolitical developments, including military conflicts, political instability in key economies, and renewed concerns about government funding standoffs, present ongoing risks to economic stability. In addition, evolving technological and structural changes, including rapid investments in artificial intelligence and automation, have contributed to short-term market swings and increased uncertainty about corporate earnings, labor market trends and sector-specific performance. These and other events that may arise in the future could exacerbate pre-existing political, social, and economic risks in ways that cannot be predicted.

Ave Maria Value Focused Fund | Moral Investing Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Moral Investing Risks. The Adviser invests in equity securities only if they meet both the Fund’s investment and religious criteria; therefore, the Fund’s return may be lower than it would if the Adviser made decisions based solely on investment considerations. If the Fund holds a security of a company that has violated the teachings and core values of the Roman Catholic Church, it could result in the Fund selling the security at an inopportune time from a purely financial point of view. The process of screening out companies based on religious principles relies in part upon information or data from third parties that may be inaccurate or unavailable, which could cause the Fund to inadvertently hold securities that do not meet its religious criteria.

Ave Maria Value Focused Fund | Foreign Exposure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Exposure Risks. Investments in foreign securities involve risks that may differ from those associated with U.S. securities, including the risk that foreign economies may be less stable or more susceptible to adverse conditions than the U.S. economy. Foreign securities may not be subject to the same audit, financial reporting, or disclosure standards and practices that apply in the U.S., which can limit the availability or reliability of information used to evaluate these investments. Foreign securities may also be adversely affected by unfavorable changes in investment or exchange control regulations, tariffs, expropriation or confiscatory taxation, delays in settlement transactions, limitations on the removal of money or other assets, political or social instability, war or armed conflicts, and the nationalization of companies or industries. Additional risks may arise from the imposition of capital or currency controls, changes to international trade agreements, or political or economic dysfunction within some nations that are global economic powers or major energy producers. Unsponsored depositary receipts carry additional risks beyond direct foreign investments since they may provide less timely issuer information, may not pass through voting rights and may require investors to bear certain transaction fees.

Ave Maria Value Focused Fund | Preferred Stock Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risks. Preferred stock is subject to the risks of equity securities as well as risks associated with fixed income securities, such as interest rate risk. Because a company will generally pay dividends on preferred stock only after it has made its required payments to creditors, the value of a company’s preferred stock may react strongly to actual or perceived changes in the company’s financial condition or outlook. Preferred stock may be less liquid than common stock and generally has limited or no voting rights. In addition, preferred stock is subject to the risk that a company may defer or not pay dividends, may call or redeem its preferred stock, or convert it to common stock.

Ave Maria Value Focused Fund | Convertible Security Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible Security Risks. A convertible security is a bond or preferred stock that can be exchanged or converted into a specific number of shares of the issuer’s common stock. When the price of the underlying stock falls, the price of a convertible security tends to decline. Because a company must generally pay interest on its nonconvertible secured debt before it can pay interest on its convertible securities, the credit rating of a company’s convertible securities is generally lower than on its secured nonconvertible debt securities. A convertible security may be “callable,” which means the issuer can redeem the security prior to its maturity.

Ave Maria Value Focused Fund | Sector Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risks. If the Fund holds significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the Fund’s net assets than would be the case if the Fund did not have significant investments in that sector. For instance, economic or market factors, regulation or deregulation, or technological or other developments may negatively impact all companies in a particular sector. This may increase the risk of loss and volatility in the Fund. As of December 31, 2025, the Fund had 27.2% of the value of its net assets invested in stocks within the real estate sector, including companies involved in residential and commercial real estate leasing and development, and companies that operate as property leasing companies for the natural gas and crude oil industry. The price of stocks of companies that operate as property leasing companies for the gas and oil industry may be more dependent on the strength of their underlying industry than the strength of the real estate market generally. The oil and natural gas market has experienced periods of volatility and fluctuation that is often based on factors that may be out of the control of the issuers of such securities, including changes in supply and demand, international political and economic developments, and the success of exploration projects. Real estate stocks in general could be affected by overbuilding, increases in property taxes and operating expenses, lack of available financing, shifts in supply and demand, changes in zoning laws and interest rates, casualty or condemnation losses, and property damage.

Ave Maria Value Focused Fund | Holdings Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Holdings Risks. If the Fund emphasizes investments in a particular issuer or issuers or holds a smaller number of portfolio securities than other mutual funds, the Fund’s portfolio will be more susceptible to the depreciation of any one security than a fund that invests in a larger number of stocks.

Ave Maria Value Focused Fund | Security Selection And Investment Style Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Security Selection and Investment Style Risks. Like any mutual fund, the Adviser’s method of security selection may not be successful, and the Fund may underperform the stock market as a whole. If the Adviser’s opinion about the intrinsic value of a company is incorrect or if the intrinsic value of a company is not recognized by the market, a stock may not achieve the price appreciation anticipated by the Adviser. The Fund’s value style may cause it to underperform relative to funds that use a growth or non-value approach to investing or funds that have a broader investment style.

Ave Maria Value Focused Fund | Market Capitalization Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Capitalization Risks. The Fund may emphasize investment in a particular market capitalization, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers within that market capitalization. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies. Small and mid-capitalization companies may lack the management experience, financial resources, product diversification, and other competitive strengths usually present in larger companies. Micro-cap companies may have limited product lines, markets, and access to financing, and may lack the management depth of larger companies. In many instances, the securities of micro, small and mid-capitalization companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.

Ave Maria Value Focused Fund | Special Situation Company Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Special Situation Company Risks. Investing in special situation companies carries an additional risk of loss if the expected development does not occur or produce the intended results. The availability of special situation companies that present attractive investment opportunities may be sporadic, or rare in certain instances, which may detract from the Fund’s ability to pursue its investment objective.

Ave Maria Value Focused Fund | Nondiversification Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risks. The Fund is classified as non-diversified and may therefore invest a greater percentage of its assets in the securities of a limited number of issuers than a fund that is diversified. At times, the Fund may overweight a position in a particular issuer or emphasize investment in a limited number of issuers, industries, or sectors, which may cause its share price to be more susceptible to any economic, business, political or regulatory occurrence affecting an issuer than a fund that is more widely diversified. The issuers that the Fund may emphasize will vary from time to time.

Ave Maria Value Focused Fund | Debt Security Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Debt Security Risks. Any debt securities held by the Fund are subject to certain risks, such as credit risk, interest rate risk, and liquidity risk. At times there may be an imbalance of supply and demand in the markets which could result in greater price volatility, less liquidity, wider trading spreads, and a lack of price transparency. Credit risk is the risk that the issuer of the security cannot meet its financial obligations. Issuers of junk bonds may not be as financially strong and may have a weakened capacity to pay interest or principal, when due, especially during periods of economic downturn or uncertainty. Interest rate risk is the risk that the Fund’s share price will be affected by changes in interest rates. When interest rates rise, the value of the Fund’s debt securities and share price generally will decline. Securities with longer maturities generally are more sensitive to interest rate changes than securities with shorter maturities. Potential changes in government policy affecting interest rates may cause debt securities to experience a heightened level of interest rate risk. It is difficult to accurately predict the direction of interest rates or the timing of an interest rate increase or decrease. Liquidity risk is the risk that a security cannot be sold at an advantageous time or price. Liquidity risk may be magnified in a rising interest rate environment, if there is a reduction in the inventories of traditional dealers, or in other circumstances. Lower rated securities may be subject to greater levels of liquidity risk.

Ave Maria Value Focused Fund | Etf Risks [Member]
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ETF Risks. The Adviser may invest in certain types of ETFs in an effort to protect against market risk. Investments in ETFs generally present the same primary risks as investments in conventional investment companies, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), or that an active trading market for an ETF’s shares may not be developed or maintained. ETFs are also subject to the risks of the underlying securities or sectors that the ETF is designed to track.

Ave Maria Value Focused Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Ave Maria Value Focused Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Ave Maria Value Focused Fund | Risk Nondiversified Status [Member]
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Risk [Text Block]	The Fund is classified as non-diversified and may therefore invest a greater percentage of its assets in the securities of a limited number of issuers than a fund that is diversified. At times, the Fund may overweight a position in a particular issuer or emphasize investment in a limited number of issuers, industries, or sectors, which may cause its share price to be more susceptible to any economic, business, political or regulatory occurrence affecting an issuer than a fund that is more widely diversified. The issuers that the Fund may emphasize will vary from time to time.
Ave Maria Bond Fund
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As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is not intended to be a complete investment program and there is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Ave Maria Bond Fund | Moral Investing Risks [Member]
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Moral Investing Risks. The Adviser invests in corporate debt and equity securities only if they meet both the Fund’s investment and religious criteria; therefore, the Fund’s return may be lower than it would if the Adviser made decisions based solely on investment considerations. If the Fund holds a security of a company that has violated the teachings and core values of the Roman Catholic Church, it could result in the Fund selling the security at an inopportune time from a purely financial point of view. The process of screening out companies based on religious principles relies in part upon information or data from third parties that may be inaccurate or unavailable, which could cause the Fund to inadvertently hold securities that do not meet its religious criteria.

Ave Maria Bond Fund | Foreign Exposure Risks [Member]
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Foreign Exposure Risks. Investments in foreign securities involve risks that may differ from those associated with U.S. securities, including the risk that foreign economies may be less stable or more susceptible to adverse conditions than the U.S. economy. Foreign securities may not be subject to the same audit, financial reporting, or disclosure standards and practices that apply in the U.S., which can limit the availability or reliability of information used to evaluate these investments. Foreign securities may also be adversely affected by unfavorable changes in investment or exchange control regulations, tariffs, expropriation or confiscatory taxation, delays in settlement transactions, limitations on the removal of money or other assets, political or social instability, war or armed conflicts, and the nationalization of companies or industries. Additional risks may arise from the imposition of capital or currency controls, changes to international trade agreements, or political or economic dysfunction within some nations that are global economic powers or major energy producers. Unsponsored depositary receipts carry additional risks beyond direct foreign investments since they may provide less timely issuer information, may not pass through voting rights and may require investors to bear certain transaction fees.

Ave Maria Bond Fund | Debt Security Risks [Member]
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Debt Security Risks. Debt securities held by the Fund may be subject to certain risks, such as interest rate risks, credit risks, and liquidity risks. Periods of supply and demand imbalances in the markets could result in greater price volatility, less liquidity, wider trading spreads, and a lack of price transparency. Changes in monetary policy by central banks or governments will affect the level of interest rates. The ultimate effects of these and other efforts that may be taken may not be known for some time. Convertible securities may be subject to both debt and equity security risks described herein.

Interest Rate Risks. The value of the Fund’s debt securities is affected by changes in interest rates. When interest rates rise, the value of the Fund’s debt securities and its share price will decline. A change in interest rates will also change the amount of income the Fund generates. Securities with longer maturities generally are more sensitive to interest rate changes than securities with shorter maturities. It is difficult to accurately predict the direction of interest rates or the timing of interest rate changes.

Credit Risks. The value of the Fund’s debt securities is affected by the issuers’ continued ability to make interest and principal payments, when due. The Fund could lose money if an issuer cannot meet its financial obligations or if its credit rating is downgraded. Securities rated in the lowest of the investment-grade categories (BBB or an equivalent rating) are considered more speculative than higher-rated securities. Their issuers may not be as financially strong and they may have a weakened capacity to pay interest or principal, especially during periods of economic downturn or uncertainty.

An investment grade determination is made at the time of purchase and the Fund is not required to liquidate a security whose rating is reduced below investment grade. When a security’s rating is reduced below investment grade, it may be more difficult for the Fund to receive income and achieve capital appreciation from its investment.

Government securities held by the Fund may or may not be backed by the “full faith and credit” of the U.S. government. Securities backed by the full faith and credit of the U.S. government include Treasury securities and Overseas Private Investment Corporation securities. Securities that are not backed by the “full faith and credit” of the U.S. government include securities issued by various other government agencies.

A rating by a nationally recognized statistical rating organization represents the organization’s opinion on the credit quality of a security but is not an absolute standard of quality or guarantee of the creditworthiness of an issuer. Ratings of nationally recognized statistical rating organizations present an inherent conflict of interest because these organizations are paid by the entities whose securities they rate. The credit rating of a security does not necessarily address its market risk (that is, the risk that the value of a security will be adversely affected due to movements in the overall financial markets or changes in the level of interest rates). In addition, ratings may not be revised promptly to reflect developments in the issuer’s financial condition.

Liquidity Risks. Debt securities may also be subject to liquidity risk, which is the risk that a security cannot be sold at an advantageous time or price. If a debt security is downgraded or drops in price, the market demand may be limited, making that security difficult to sell. Additionally, the market for certain debt securities may become illiquid under adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer. Liquidity risk may be magnified in a rising interest rate environment or in other circumstances where investor redemptions from fixed income mutual funds may be higher than normal. The capacity of traditional dealers to engage in fixed income trading has not kept pace with the growth of the fixed income market, causing dealer inventories to be at or near historical lows relative to market size. Lower rated securities may be subject to greater levels of liquidity risk.

Ave Maria Bond Fund | Monetary Policy Risks [Member]
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Monetary Policy Risks. Monetary policy actions by the U.S. Federal Reserve and foreign central banks continue to influence market liquidity, interest rates, and overall economic conditions. While prior periods of extraordinary monetary accommodation—such as during the 2008 global financial crisis and the COVID-19 pandemic—supported financial markets, subsequent tightening cycles, including the rapid rate increases initiated in 2022, contributed to heightened volatility. Central banks remain prepared to adjust policy in response to evolving economic risks, including inflation, employment conditions, and financial system stress. Future shifts in monetary policy—whether tightening or easing—may result in market volatility, reduced liquidity, and fluctuations in the value of debt securities. These risks may be elevated during periods of uncertainty in the interest-rate outlook.

Ave Maria Bond Fund | Equity Market Risks [Member]
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Equity Market Risks. The Fund is subject to the risk that the securities markets may decrease in value due to factors such as economic decline, interest rate changes, and political events. Stock prices tend to move in cycles, which may cause the Fund’s share price to decline in tandem with a drop in the overall markets. Any equity securities held by the Fund may be subject to rapid fluctuations in price or liquidity driven by company or industry-specific developments, broad market trends, investor perceptions, wars or conflicts, natural or environmental disasters (including earthquakes, fires, floods, hurricanes and tsunamis), widespread disease (pandemics or epidemics), and other factors beyond the control of the Adviser. Investments in micro-, small- and mid-sized companies often have higher risks since they may lack the management experience, financial resources, product diversification, and competitive strengths usually present with larger companies. Global economies and financial markets have become interconnected, which increases the risk that economic, financial, or political events in one country may have a profound and unexpected impact on other economies or markets, including the U.S. financial markets.

Recent Market Events. The financial markets continue to experience periods of volatility driven by evolving economic conditions, shifting monetary and fiscal policies, and ongoing geopolitical tensions. The continued effects of high inflation have resulted in lower purchasing power and slower global growth, contributing to uncertainty about the pace and timing of the Federal Reserve’s monetary actions. The U.S. government’s newly implemented and expanded tariff regimes have contributed to higher input costs, supply chain disruptions, and pressure for companies that are in export-driven industries or dependent on cross border inputs. The strategic competitive relationship between the U.S. and China continues to influence global trade policy and investor sentiment, while broader geopolitical developments, including military conflicts, political instability in key economies, and renewed concerns about government funding standoffs, present ongoing risks to economic stability. In addition, evolving technological and structural changes, including rapid investments in artificial intelligence and automation, have contributed to short-term market swings and increased uncertainty about corporate earnings, labor market trends, and sector-specific performance. These and other events that may arise in the future could exacerbate pre-existing political, social, and economic risks in ways that cannot be predicted.

Ave Maria Bond Fund | Security Selection Risks [Member]
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Security Selection Risks. Like any mutual fund, the Adviser’s method of security selection may not be successful and the Fund might underperform the markets as a whole. The Adviser’s opinion about the creditworthiness of a company, the intrinsic value of a security or the direction of interest rates may be incorrect, which may cause the Fund to underperform relative to other mutual funds that have similar investment strategies. Changes in the dividend policies or capital resources of companies may affect a stock’s ability to produce income, which may cause the Fund’s equity securities to decline in value.

Ave Maria Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Ave Maria Bond Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.